Mining Interest, Plant & Equipment - Schedule of Mining Interest, Plant & Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 943,453	$ 749,146
Capitalized interest and accretion	22,577	14,550
Ending balance	1,627,810	943,453
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,418,966	1,132,251
Additions	195,431	115,026
Acquisition of PSN (Note 5)	582,900
Disposals	(4,307)	(1,937)
Transfers	0	0
Change in decommissioning liability (Note 11)	246	3,182
Capitalized interest and accretion	22,577	14,550
Exchange difference	(120,931)	155,894
Ending balance	2,094,882	1,418,966
Accumulated Depreciation and Impairment Charges
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(475,513)	(383,105)
Depreciation	(34,804)	(36,512)
Disposals	1,684	668
Exchange difference	41,561	(56,564)
Ending balance	(467,072)	(475,513)
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	97,560	108,649
Ending balance	98,785	97,560
Plant and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	189,414	135,579
Additions	13,534	19,005
Acquisition of PSN (Note 5)	4,790
Disposals	(3,973)	(1,338)
Transfers	9,142	8,457
Change in decommissioning liability (Note 11)	0	0
Capitalized interest and accretion	0	0
Exchange difference	(21,156)	27,711
Ending balance	191,751	189,414
Plant and equipment | Accumulated Depreciation and Impairment Charges
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(91,854)	(60,844)
Depreciation	(16,513)	(13,478)
Disposals	1,684	668
Exchange difference	13,717	(18,200)
Ending balance	(92,966)	(91,854)
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	64,342	13,073
Ending balance	67,294	64,342
Construction in progress | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	64,342	46,987
Additions	40,087	14,450
Acquisition of PSN (Note 5)	0
Disposals	(334)	(599)
Transfers	(26,577)	(8,457)
Change in decommissioning liability (Note 11)	0	0
Capitalized interest and accretion	0	0
Exchange difference	(10,224)	11,961
Ending balance	67,294	64,342
Construction in progress | Accumulated Depreciation and Impairment Charges
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Depreciation	0	0
Disposals	0	0
Exchange difference	0	0
Ending balance	0	0
Depletable mineral properties
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	223,104	149,601
Ending balance	231,266	223,104
Depletable mineral properties | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	427,287	292,386
Additions	49,434	36,190
Acquisition of PSN (Note 5)	0
Disposals	0	0
Transfers	17,435	0
Change in decommissioning liability (Note 11)	763	3,182
Capitalized interest and accretion	0	0
Exchange difference	(69,023)	95,529
Ending balance	425,896	427,287
Depletable mineral properties | Accumulated Depreciation and Impairment Charges
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(204,183)	(142,785)
Depreciation	(18,291)	(23,034)
Disposals	0	0
Exchange difference	27,844	(38,364)
Ending balance	(194,630)	(204,183)
Non-Depletable development projects
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	216,723	153,540
Ending balance	287,446	216,723
Non-Depletable development projects | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	216,723	153,540
Additions	66,696	30,412
Acquisition of PSN (Note 5)	0
Disposals	0	0
Transfers	0	0
Change in decommissioning liability (Note 11)	0	0
Capitalized interest and accretion	22,577	14,550
Exchange difference	(18,550)	18,221
Ending balance	287,446	216,723
Non-Depletable development projects | Accumulated Depreciation and Impairment Charges
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Depreciation	0	0
Disposals	0	0
Exchange difference	0	0
Ending balance	0	0
Exploration projects
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	341,724	324,283
Ending balance	943,019	341,724
Exploration projects | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	521,200	503,759
Additions	25,680	14,969
Acquisition of PSN (Note 5)	578,110
Disposals	0	0
Transfers	0	0
Change in decommissioning liability (Note 11)	(517)	0
Capitalized interest and accretion	0	0
Exchange difference	(1,978)	2,472
Ending balance	1,122,495	521,200
Exploration projects | Accumulated Depreciation and Impairment Charges
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(179,476)	(179,476)
Depreciation	0	0
Disposals	0	0
Exchange difference	0	0
Ending balance	$ (179,476)	$ (179,476)